Goodwill and Intangible Assets - Schedule of Tax Deductible Goodwill From Acquisitions (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total tax deductible goodwill from acquisitions	$ 157,412	$ 171,813
Salo LLC (“Salo”)
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total tax deductible goodwill from acquisitions	91,032	98,779
Infinity Consulting Solutions (“ICS”)
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total tax deductible goodwill from acquisitions	51,231	55,785
Miller Heiman
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total tax deductible goodwill from acquisitions	12,023	13,437
PIVOT Leadership
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Total tax deductible goodwill from acquisitions	$ 3,126	$ 3,812